Income taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Income taxes
Loss before income taxes	$ 21,577	$ 15,075	$ 19,998
Recovery based on combined federal and provincial statutory rate of 26.5% (2019 - 26.5%)	(5,632)	(3,995)
Permanent differences	(638)	(138)
Change in deferred tax assets not recognized	6,331	4,287
Effect of tax rates in foreign jurisdictions	(16)	(7)
Net income tax expense	$ 45	$ 147	$ 194
Federal and provincial statutory rate (as a percent)	26.10%	26.50%	26.50%
Non-capital loss carry-forwards	$ 74,302
SR&ED expenditures	13,394
Federal and provincial tax credits	$ 2,741